Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2021
Contract Amounts of Foreign Exchange Contracts
Contract amounts of foreign exchange contracts at December 31, 2021 and 2020 are set forth below:

	December 31
	2021	2020

	(Millions of yen)
To sell foreign currencies	169,392	137,721
To buy foreign currencies	27,453	27,220

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2021	2020

		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	42	426
Liabilities:
Foreign exchange contracts	Other current liabilities	777	416

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheets
Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2021	2020

		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	23	107
Liabilities:
Foreign exchange contracts	Other current liabilities	1,342	809

Cash Flow Hedging | Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Effect of derivative instruments in the consolidated statements of income
The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2021, 2020 and 2019.
Derivatives in cash flow hedging relationships

	Year ended December 31
	Gain (loss) recognized in OCI	Gain (loss) reclassified from accumulated OCI into income
	Amount	Location	Amount

	(Millions of yen)
2021:
Foreign exchange contracts	(4,596)	Net sales	(3,285)
2020:
Foreign exchange contracts	(1,731)	Net sales	(3,034)
2019:
Foreign exchange contracts	(2,180)	Net sales	(661)

Cash Flow Hedging | Not Designated as Hedging Instrument
Effect of Derivative Instruments in Consolidated Statements of Income
Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2021	2020	2019

		(Millions of yen)
Foreign exchange contracts	Other, net	(6,099)	104	805